Property and equipment, net	12 Months Ended
Dec. 31, 2024
Property and equipment, net
Property and equipment, net
5.	Property and equipment, net

	As of December 31,
	2023	2024
	RMB	RMB
Gross carrying amount
Computer and transmission equipment	91,370,278	82,847,892
Leasehold improvements	27,052,770	27,348,008
Furniture and office equipment	4,782,438	2,888,360
Motor vehicles	410,200	410,200
Total	123,615,686	113,494,460
Less: accumulated depreciation	(109,807,780)	(106,401,031)
Property and equipment, net	13,807,906	7,093,429

Depreciation expense was RMB11,843,695, RMB6,014,868 and RMB6,285,907 for the years ended December 31, 2022, 2023 and 2024, respectively.